Label	Element	Value
Invesco National AMT-Free Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST II SUPPLEMENT DATED APRIL 5, 2024 TO THE PROSPECTUSES DATED DECEMBER 20, 2023 OF: Invesco National AMT-Free Municipal Bond ETF (PZA) (the “Fund”)
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco National AMT-Free Municipal Bond ETF
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 3 of the Summary Prospectus and Prospectus for the Fund:

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended—ICE BofA National Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

Invesco National AMT-Free Municipal Bond ETF | ICE BofA National Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.87%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	0.91%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Invesco National AMT-Free Municipal Bond ETF | Blended – ICE BofA National Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.87%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.91%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[3]
Invesco National AMT-Free Municipal Bond ETF | Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.02%)
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Invesco National AMT-Free Municipal Bond ETF | Invesco National AMT-Free Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.76%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2007
Invesco National AMT-Free Municipal Bond ETF | Invesco National AMT-Free Municipal Bond ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	1.68%
Invesco National AMT-Free Municipal Bond ETF | Invesco National AMT-Free Municipal Bond ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.62%)
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 4, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA National Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.